14. STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Operating Assets And Liabilites Details 1Abstract
Increase in trade receivables and other receivables	$ (6,594)	$ (2,430)	$ 342
(Increase) decrease in inventories	(718)	(425)	575
Increase in trade payables and other payables	836	385	(632)
Increase in deferred income	88	1	(4)
Increase (decrease) in salaries and social security payable	511	(55)	151
Decrease in defined benefit plans	(130)	(115)	(462)
Increase (Decrease) in tax payables	1,319	(988)	3,392
Decrease in provisions	(2,274)	(1,803)	(494)
Constitution of guarantees of derivative financial instruments	0	0	(453)
Income tax and minimum notional income tax paid	(1,841)	(2,119)	(927)
(Payments) proceeds from derivative financial instruments, net	(897)	873	120
Net cash generated by operating activities from discontinued operations	(1,726)	3,291	2,902
Total changes in operating assets and liabilities	$ (11,426)	$ (3,385)	$ 4,510